Average Annual Total Returns - Investor - Vanguard International Explorer Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Standard & Poor's EPAC SmallCap Index (reflects no deduction for fees or expenses) 1 Year	Standard & Poor's EPAC SmallCap Index (reflects no deduction for fees or expenses) 5 Years	Standard & Poor's EPAC SmallCap Index (reflects no deduction for fees or expenses) 10 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 10 Years
Total	15.08%	8.04%	6.71%	14.88%	7.01%	5.61%	9.22%	6.16%	5.14%	13.78%	9.16%	7.83%	10.65%	8.93%	4.92%